VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 94.7%
BASIC MATERIALS — 5.5%
AdvanSix, Inc.	3,982	$139,290
Alcoa Corp.	865	29,349
American Vanguard Corp.	7,930	141,709
Ashland, Inc.	1,203	104,553
ATI, Inc.*	15,883	702,505
Avient Corp.	2,490	101,841
Cabot Corp.	3,538	236,657
Carpenter Technology Corp.	9,057	508,369
Century Aluminum Co.*	10,720	93,478
Coeur Mining, Inc.*	17,220	48,905
Commercial Metals Co.	27,500	1,448,150
Ecovyst, Inc.*	7,110	81,481
Element Solutions, Inc.	50,030	960,576
H.B. Fuller Co.	3,172	226,830
Hawkins, Inc.	1,040	49,598
Haynes International, Inc.	3,500	177,870
Hecla Mining Co.	107,898	555,675
Huntsman Corp.	14,365	388,142
Innospec, Inc.	940	94,414
Kaiser Aluminum Corp.	1,003	71,855
Koppers Holdings, Inc.	2,251	76,759
Kronos Worldwide, Inc.	4,870	42,515
Mativ Holdings, Inc.	2,970	44,906
Mercer International, Inc.	14,440	116,531
Minerals Technologies, Inc.	5,510	317,872
NewMarket Corp.	98	39,408
Olin Corp.	11,225	576,853
Orion S.A.	2,260	47,957
Quaker Chemical Corp.	237	46,191
Rayonier Advanced Materials, Inc.*	11,295	48,343
Rogers Corp.*	737	119,342
Royal Gold, Inc.	721	82,756
Schnitzer Steel Industries, Inc. - Class A	2,966	88,950
Stepan Co.	2,210	211,188
Sylvamo Corp.	770	31,146
Trinseo PLC	2,090	26,480
Tronox Holdings PLC	25,425	323,152
United States Steel Corp.	28,975	724,665
		9,126,261
COMMUNICATIONS — 1.9%
Advantage Solutions, Inc.*	77,250	180,765
ATN International, Inc.	2,069	75,725
Cars.com, Inc.*	7,395	146,569
Cogent Communications Holdings, Inc.	1,070	72,000
Consolidated Communications Holdings, Inc.*	8,840	33,857
EchoStar Corp. - Class A*	2,830	49,072
Entravision Communications Corp. - Class A	7,065	31,015
ePlus, Inc.*	2,920	164,396
EW Scripps Co. - Class A*	15,216	139,226
Gannett Co., Inc.*	11,344	25,524
Gray Television, Inc.	18,905	148,971
HealthStream, Inc.	4,040	99,222
InterDigital, Inc.	650	62,758
	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Iridium Communications, Inc.	5,570	$346,008
Lands’ End, Inc.*	3,150	24,444
Liberty Latin America Ltd. - Class A*	10,250	89,688
Magnite, Inc.*	1,810	24,707
NETGEAR, Inc.*	1,500	21,240
Nexstar Media Group, Inc.	290	48,300
Preformed Line Products Co.	720	112,392
Saga Communications, Inc. - Class A	760	16,234
Scholastic Corp.	9,320	362,455
Shenandoah Telecommunications Co.	1,860	36,140
Shutterstock, Inc.	640	31,149
Sinclair, Inc.	3,480	48,094
Spok Holdings, Inc.	2,290	30,434
TEGNA, Inc.	9,250	150,220
Telephone and Data Systems, Inc.	12,639	104,019
Thryv Holdings, Inc.*	1,696	41,722
Urban One, Inc.*	4,940	29,591
Viasat, Inc.*	9,643	397,870
WideOpenWest, Inc.*	3,230	27,261
World Wrestling Entertainment, Inc. - Class A	300	32,541
Ziff Davis, Inc.*	490	34,329
		3,237,938
CONSUMER, CYCLICAL — 18.8%
Abercrombie & Fitch Co. - Class A*	9,353	352,421
Academy Sports & Outdoors, Inc.	8,863	479,045
Acushnet Holdings Corp.	1,165	63,702
Adient PLC*	6,285	240,841
Allegiant Travel Co.*	2,765	349,164
A-Mark Precious Metals, Inc.	1,580	59,147
American Axle & Manufacturing Holdings, Inc.*	18,305	151,382
American Eagle Outfitters, Inc.	20,452	241,334
Asbury Automotive Group, Inc.*	1,145	275,281
AutoNation, Inc.*	4,357	717,206
Bassett Furniture Industries, Inc.	1,130	16,995
Beacon Roofing Supply, Inc.*	13,140	1,090,357
Beazer Homes USA, Inc.*	3,410	96,469
Biglari Holdings, Inc. - Class B*	120	23,657
BJ’s Restaurants, Inc.*	4,568	145,262
Bloomin’ Brands, Inc.	3,663	98,498
Bluegreen Vacations Holding Corp.	1,130	40,285
BlueLinx Holdings, Inc.*	1,500	140,670
Boyd Gaming Corp.	495	34,338
Buckle, Inc.	2,150	74,390
Caleres, Inc.	7,273	174,043
Cato Corp. - Class A	5,070	40,712
Century Communities, Inc.	9,072	695,097
Children’s Place, Inc.*	3,770	87,502
Chuy’s Holdings, Inc.*	2,440	99,601
Container Store Group, Inc.*	5,820	18,275
Copa Holdings S.A. - Class A	392	43,347
Crocs, Inc.*	975	109,629
Daktronics, Inc.*	3,330	21,312
Dana, Inc.	22,926	389,742

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Dave & Buster’s Entertainment, Inc.*	1,730	$77,089
Designer Brands, Inc. - Class A	5,210	52,621
Destination XL Group, Inc.*	7,010	34,349
Dick’s Sporting Goods, Inc.	2,750	363,522
Dillard’s, Inc. - Class A1	3,158	1,030,392
Dorman Products, Inc.*	260	20,496
Ethan Allen Interiors, Inc.	6,870	194,284
FirstCash Holdings, Inc.	402	37,519
Foot Locker, Inc.[1]	14,743	399,683
Forestar Group, Inc.*	2,210	49,836
Fossil Group, Inc.*	13,780	35,415
Fox Factory Holding Corp.*	300	32,553
Gap, Inc.	4,856	43,364
Genesco, Inc.*	5,080	127,203
G-III Apparel Group Ltd.*	10,750	207,152
GMS, Inc.*	8,300	574,360
Goodyear Tire & Rubber Co.*	44,646	610,757
Green Brick Partners, Inc.*	6,578	373,630
Group 1 Automotive, Inc.[1]	4,054	1,046,337
Guess?, Inc.[1]	9,710	188,859
H&E Equipment Services, Inc.	2,345	107,284
Hamilton Beach Brands Holding Co. - Class A	2,891	27,927
Haverty Furniture Cos., Inc.	4,630	139,919
Hawaiian Holdings, Inc.*	3,760	40,495
Hibbett, Inc.	1,210	43,911
Hilton Grand Vacations, Inc.*	720	32,717
HNI Corp.	2,410	67,914
Hooker Furnishings Corp.	1,980	36,947
Hovnanian Enterprises, Inc. - Class A*	950	94,250
Installed Building Products, Inc.	530	74,285
Interface, Inc.	4,470	39,291
Jack in the Box, Inc.	526	51,301
JAKKS Pacific, Inc.*	2,120	42,336
JetBlue Airways Corp.*	4,424	39,197
Johnson Outdoors, Inc. - Class A	720	44,244
KB Home	4,850	250,793
Kohl’s Corp.	2,170	50,019
La-Z-Boy, Inc.	7,160	205,062
LCI Industries[1]	1,557	196,743
LGI Homes, Inc.*	2,496	336,685
Life Time Group Holdings, Inc.*	5,200	102,284
Light & Wonder, Inc.*	3,542	243,548
Lithia Motors, Inc.	130	39,534
M/I Homes, Inc.*	6,505	567,171
Macy’s, Inc.	24,937	400,239
Madison Square Garden Entertainment Corp.*	1,950	65,559
Malibu Boats, Inc. - Class A*	245	14,372
Marcus Corp.	3,670	54,426
MarineMax, Inc.*	2,080	71,053
Marriott Vacations Worldwide Corp.	2,490	305,573
MDC Holdings, Inc.	12,225	571,763
Meritage Homes Corp.	6,966	991,053
Methode Electronics, Inc.	3,040	101,901
Microvast Holdings, Inc.*	22,600	36,160
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Miller Industries, Inc.	2,765	$98,075
Motorcar Parts of America, Inc.*	8,750	67,725
Movado Group, Inc.	4,990	133,882
Murphy USA, Inc.	482	149,955
National Vision Holdings, Inc.*	5,018	121,887
Nu Skin Enterprises, Inc. - Class A	990	32,868
ODP Corp.*	13,270	621,301
OPENLANE, Inc.*	10,324	157,131
Oxford Industries, Inc.	1,310	128,930
Patrick Industries, Inc.	1,770	141,600
PC Connection, Inc.	4,362	196,726
Penske Automotive Group, Inc.	7,470	1,244,726
Playa Hotels & Resorts N.V.*	9,727	79,178
PriceSmart, Inc.	1,270	94,056
PVH Corp.	6,779	576,012
RCI Hospitality Holdings, Inc.	910	69,151
Red Robin Gourmet Burgers, Inc.*	3,980	55,043
Resideo Technologies, Inc.*	14,460	255,364
REV Group, Inc.	7,050	93,483
Rocky Brands, Inc.	1,750	36,750
Rush Enterprises, Inc. - Class A	9,615	584,015
Rush Enterprises, Inc. - Class B	4,575	311,374
ScanSource, Inc.*	4,700	138,932
SeaWorld Entertainment, Inc.*	340	19,043
Shoe Carnival, Inc.	6,370	149,568
Signet Jewelers Ltd.	5,179	337,982
Skechers USA, Inc. - Class A*	3,600	189,576
Skyline Champion Corp.*	1,720	112,574
SkyWest, Inc.*	19,130	778,974
Sonic Automotive, Inc. - Class A	3,490	166,368
Sonos, Inc.*	3,641	59,458
Sphere Entertainment Co.*	1,530	41,907
Spirit Airlines, Inc.	11,185	191,935
Standard Motor Products, Inc.	1,390	52,153
Steelcase, Inc. - Class A	10,665	82,227
Steven Madden Ltd.	1,110	36,286
Tapestry, Inc.	2,140	91,592
Taylor Morrison Home Corp.*	23,773	1,159,409
Texas Roadhouse, Inc.	380	42,666
Thor Industries, Inc.	4,301	445,153
Titan Machinery, Inc.*	5,500	162,250
Toll Brothers, Inc.	3,140	248,280
Topgolf Callaway Brands Corp.*	5,090	101,036
Tri Pointe Homes, Inc.*	28,090	923,037
UniFirst Corp.	600	93,006
Urban Outfitters, Inc.*	10,367	343,459
Veritiv Corp.	2,983	374,695
Vista Outdoor, Inc.*	5,050	139,733
VSE Corp.	1,160	63,440
Wabash National Corp.	4,800	123,072
WESCO International, Inc.	8,982	1,608,317
Winmark Corp.	370	123,014
Winnebago Industries, Inc.	4,605	307,107
Wolverine World Wide, Inc.	4,190	61,551
Xperi, Inc.*	2,842	37,372

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Zumiez, Inc.*	6,560	$109,290
		31,518,775
CONSUMER, NON-CYCLICAL — 11.7%
Aaron’s Co., Inc.	6,070	85,830
ABM Industries, Inc.	12,065	514,572
Acadia Healthcare Co., Inc.*	14,179	1,129,216
ACCO Brands Corp.	13,780	71,794
Addus HomeCare Corp.*	290	26,883
Adtalem Global Education, Inc.*	12,230	419,978
Alight, Inc.*	3,010	27,812
Andersons, Inc.	9,480	437,502
AngioDynamics, Inc.*	5,530	57,678
Anika Therapeutics, Inc.*	1,700	44,166
Annexon, Inc.*	9,620	33,862
API Group Corp.*	1,140	31,076
Artivion, Inc.*	4,440	76,324
Avanos Medical, Inc.*	9,120	233,107
B&G Foods, Inc.[1]	1,350	18,792
Brookdale Senior Living, Inc.*	14,145	59,692
Cal-Maine Foods, Inc.	1,733	77,985
CareMax, Inc.*	8,600	26,746
CBIZ, Inc.*	10,320	549,850
Central Garden & Pet Co. - Class A*	6,990	254,855
Coca-Cola Consolidated, Inc.	350	222,607
Community Health Systems, Inc.*	19,690	86,636
Coty, Inc. - Class A*	8,048	98,910
CRA International, Inc.	1,290	131,580
Cross Country Healthcare, Inc.*	3,480	97,718
Denali Therapeutics, Inc.*	1,600	47,216
Edgewell Personal Care Co.	10,120	418,057
Emergent BioSolutions, Inc.*	6,415	47,150
Ennis, Inc.	5,900	120,242
Enovis Corp.*	5,233	335,540
Envista Holdings Corp.*	2,480	83,923
Euronet Worldwide, Inc.*	440	51,643
First Advantage Corp.*	5,210	80,286
Flowers Foods, Inc.	1,160	28,861
Fresh Del Monte Produce, Inc.	11,020	283,324
FTI Consulting, Inc.*	310	58,962
Fulgent Genetics, Inc.*	530	19,626
Graham Holdings Co. - Class B	570	325,744
Grand Canyon Education, Inc.*	840	86,696
Green Dot Corp. - Class A*	6,430	120,498
GXO Logistics, Inc.*	3,620	227,408
Hain Celestial Group, Inc.*	4,870	60,924
Healthcare Services Group, Inc.	2,471	36,892
Heidrick & Struggles International, Inc.	3,255	86,160
Herc Holdings, Inc.	1,013	138,629
Hostess Brands, Inc.*	21,530	545,140
Huron Consulting Group, Inc.*	2,630	223,313
ICF International, Inc.	3,433	427,031
Ingles Markets, Inc. - Class A	4,967	410,523
Ingredion, Inc.	1,268	134,345
Innoviva, Inc.*	8,760	111,515
Insperity, Inc.	460	54,722
Integer Holdings Corp.*	6,460	572,421
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
John B Sanfilippo & Son, Inc.	580	$68,017
KalVista Pharmaceuticals, Inc.*	5,320	47,880
Kelly Services, Inc. - Class A	8,850	155,848
Korn Ferry	8,955	443,631
Laureate Education, Inc.	12,050	145,684
LifeStance Health Group, Inc.*	10,180	92,943
Ligand Pharmaceuticals, Inc.*	2,425	174,842
LiveRamp Holdings, Inc.*	8,589	245,302
ManpowerGroup, Inc.	990	78,606
Marathon Digital Holdings, Inc.*	4,659	64,574
Matthews International Corp. - Class A	5,400	230,148
Monro, Inc.	1,752	71,184
Multiplan Corp.*[1]	57,210	120,713
National Beverage Corp.*	1,300	62,855
National HealthCare Corp.	1,820	112,512
National Research Corp.	3,800	165,338
Natural Grocers by Vitamin Cottage, Inc.	4,950	60,687
NeoGenomics, Inc.*	4,534	72,861
Nuvation Bio, Inc.*	18,310	32,958
OmniAb, Inc. - Earnout Shares[2]	477	—
OmniAb, Inc. - Earnout Shares[2]	477	—
Omnicell, Inc.*	440	32,415
Organogenesis Holdings, Inc.*	4,790	15,903
Owens & Minor, Inc.*	6,990	133,090
Patterson Cos., Inc.	3,095	102,940
Pediatrix Medical Group, Inc.*	2,863	40,683
Perdoceo Education Corp.*	10,340	126,872
Phibro Animal Health Corp. - Class A	2,290	31,373
Pilgrim’s Pride Corp.*	2,410	51,791
Post Holdings, Inc.*	2,820	244,353
Premier, Inc. - Class A	1,320	36,511
Prestige Consumer Healthcare, Inc.*	9,295	552,402
PROG Holdings, Inc.*	7,953	255,450
Quad/Graphics, Inc.*	4,040	15,190
Quanex Building Products Corp.	7,275	195,334
QuidelOrtho Corp.*	738	61,151
Repay Holdings Corp.*	4,490	35,157
Riot Platforms, Inc.*	11,510	136,048
Select Medical Holdings Corp.	2,524	80,415
Seneca Foods Corp. - Class A*	1,570	51,308
SpartanNash Co.	10,253	230,795
Sprouts Farmers Market, Inc.*	2,638	96,894
Strategic Education, Inc.	2,350	159,424
Stride, Inc.*	9,345	347,914
Supernus Pharmaceuticals, Inc.*	2,842	85,431
Surgery Partners, Inc.*	1,600	71,984
Tactile Systems Technology, Inc.*	1,490	37,146
Tango Therapeutics, Inc.*	9,300	30,876
Tenet Healthcare Corp.*	940	76,497
Textainer Group Holdings Ltd.	11,095	436,921
TreeHouse Foods, Inc.*	5,067	255,275
Triton International Ltd.	16,965	1,412,506
TrueBlue, Inc.*	5,620	99,530
UFP Technologies, Inc.*	260	50,401
United Natural Foods, Inc.*	15,128	295,752
Universal Corp.	400	19,976

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Upbound Group, Inc.	870	$27,083
USANA Health Sciences, Inc.*	1,310	82,582
Vanda Pharmaceuticals, Inc.*	4,880	32,159
Varex Imaging Corp.*	2,920	68,824
Veracyte, Inc.*	1,543	39,300
Village Super Market, Inc. - Class A	2,030	46,325
Weis Markets, Inc.	6,649	426,932
WillScot Mobile Mini Holdings Corp.*	11,980	572,524
Xencor, Inc.*	850	21,225
Zimvie, Inc.*	3,850	43,236
		19,664,443
ENERGY — 8.5%
Adams Resources & Energy, Inc.	1,150	40,422
Alpha Metallurgical Resources, Inc.	1,858	305,381
Alto Ingredients, Inc.*	14,440	41,732
Antero Midstream Corp.	9,560	110,896
APA Corp.	4,350	148,639
Arch Resources, Inc.	1,600	180,416
Archrock, Inc.	26,780	274,495
Baytex Energy Corp.*	9,512	31,010
Berry Corp.	7,605	52,322
Bristow Group, Inc.*	3,470	99,693
Callon Petroleum Co.*	1,730	60,671
ChampionX Corp.	2,110	65,494
Chord Energy Corp.	4,921	756,850
Civeo Corp.*	670	13,052
Civitas Resources, Inc.	7,701	534,218
CNX Resources Corp.*	31,011	549,515
Comstock Resources, Inc.	10,033	116,383
CONSOL Energy, Inc.	8,251	559,500
CVR Energy, Inc.	4,546	136,198
Delek U.S. Holdings, Inc.	7,058	169,039
Denbury, Inc.*	556	47,961
Devon Energy Corp.	4,081	197,276
Diamond Offshore Drilling, Inc.*	2,820	40,157
Diamondback Energy, Inc.	2,569	337,464
Dril-Quip, Inc.*	2,430	56,546
EnLink Midstream LLC	20,045	212,477
EQT Corp.	1,379	56,718
Equitrans Midstream Corp.	28,768	275,022
Evolution Petroleum Corp.	4,150	33,491
Expro Group Holdings N.V.*	875	15,505
FutureFuel Corp.	7,600	67,260
Golar LNG Ltd.	2,905	58,594
Green Plains, Inc.*	2,994	96,527
Helix Energy Solutions Group, Inc.*	24,350	179,703
Helmerich & Payne, Inc.	16,039	568,583
Liberty Energy, Inc.	2,650	35,430
Matador Resources Co.	11,147	583,211
Murphy Oil Corp.	30,052	1,150,992
Nabors Industries Ltd.*	510	47,445
NACCO Industries, Inc. - Class A	1,790	62,041
Newpark Resources, Inc.*	11,955	62,525
Noble Corp. PLC*	992	40,980
NOV, Inc.	6,955	111,558
NOW, Inc.*	14,935	154,727
	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Oceaneering International, Inc.*	6,702	$125,327
Oil States International, Inc.*	13,605	101,629
Par Pacific Holdings, Inc.*	2,729	72,619
Patterson-UTI Energy, Inc.	14,613	174,918
PBF Energy, Inc. - Class A	22,817	934,128
PDC Energy, Inc.	14,645	1,041,845
Peabody Energy Corp.	18,843	408,139
Permian Resources Corp.	27,895	305,729
Pioneer Natural Resources Co.	1,128	233,699
ProPetro Holding Corp.*	16,750	138,020
Ramaco Resources, Inc. - Class A	4,300	36,292
Ramaco Resources, Inc. - Class B*	860	9,125
REX American Resources Corp.*	2,600	90,506
SandRidge Energy, Inc.	2,136	32,574
SM Energy Co.	3,594	113,678
SunCoke Energy, Inc.	24,340	191,556
Talos Energy, Inc.*	7,338	101,778
Targa Resources Corp.	3,610	274,721
TechnipFMC PLC*	14,196	235,938
Tidewater, Inc.*	1,560	86,486
Transocean Ltd.*	29,783	208,779
U.S. Silica Holdings, Inc.*	11,839	143,607
Warrior Met Coal, Inc.	8,975	349,576
		14,148,788
FINANCIAL — 24.5%
1st Source Corp.	4,832	202,606
Air Lease Corp.	22,794	953,929
Amalgamated Financial Corp.	2,210	35,559
Ambac Financial Group, Inc.*	6,390	90,994
Amerant Bancorp, Inc.	2,790	47,960
American Equity Investment Life Holding Co.	29,372	1,530,575
American National Bankshares, Inc.	560	16,229
Ameris Bancorp	5,646	193,150
AMERISAFE, Inc.	1,540	82,113
Anywhere Real Estate, Inc.*	15,770	105,344
Argo Group International Holdings Ltd.	8,248	244,223
Associated Banc-Corp	28,940	469,696
Assured Guaranty Ltd.	11,308	630,986
Atlantic Union Bankshares Corp.	15,553	403,600
Avantax, Inc.*	2,640	59,083
Axis Capital Holdings Ltd.	7,975	429,294
Axos Financial, Inc.*	5,295	208,835
Banc of California, Inc.	10,420	120,664
BancFirst Corp.[1]	484	44,528
Bancorp, Inc.*	2,467	80,548
Bank of NT Butterfield & Son Ltd.	1,180	32,285
Bank OZK[1]	15,529	623,645
Bank7 Corp.	770	18,888
BankFinancial Corp.	3,130	25,603
BankUnited, Inc.	15,714	338,637
Bankwell Financial Group, Inc.	515	12,556
Banner Corp.	7,600	331,892
Bar Harbor Bankshares	1,790	44,106
BCB Bancorp, Inc.	2,950	34,633

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Berkshire Hills Bancorp, Inc.	7,446	$154,356
Bread Financial Holdings, Inc.	4,780	150,044
Brighthouse Financial, Inc.*	10,628	503,236
Brookline Bancorp, Inc.	13,105	114,538
Byline Bancorp, Inc.	2,860	51,737
C&F Financial Corp.	1,190	63,903
Cadence Bank	16,541	324,865
Camden National Corp.	691	21,400
Capital City Bank Group, Inc.	2,390	73,230
Capitol Federal Financial, Inc.	7,820	48,249
Carter Bankshares, Inc.*	1,610	23,812
Cathay General Bancorp	8,740	281,341
Central Pacific Financial Corp.	1,380	21,680
Central Valley Community Bancorp	1,800	27,810
Chemung Financial Corp.	680	26,119
Citizens, Inc.*[1]	29,890	72,035
City Holding Co.	2,329	209,587
CNB Financial Corp.	2,560	45,184
CNO Financial Group, Inc.	27,099	641,433
Columbia Banking System, Inc.	14,571	295,500
Comerica, Inc.	1,210	51,256
Community Bank System, Inc.	2,612	122,451
Community Trust Bancorp, Inc.	1,470	52,288
ConnectOne Bancorp, Inc.	6,500	107,835
Consumer Portfolio Services, Inc.*	7,917	92,391
Crawford & Co. - Class A	4,270	47,354
Credit Acceptance Corp.*	147	74,666
CrossFirst Bankshares, Inc.*	3,800	38,000
Cushman & Wakefield PLC*	7,350	60,123
Customers Bancorp, Inc.*	9,045	273,702
CVB Financial Corp.	5,870	77,954
Dime Community Bancshares, Inc.	4,449	78,436
Donegal Group, Inc. - Class A	1,421	20,505
Eagle Bancorp, Inc.	1,547	32,735
Employers Holdings, Inc.	6,489	242,753
Enact Holdings, Inc.	2,253	56,618
Encore Capital Group, Inc.*	5,770	280,537
Enova International, Inc.*	6,105	324,298
Enstar Group Ltd.*	1,260	307,742
Enterprise Bancorp, Inc.	980	28,361
Enterprise Financial Services Corp.	3,205	125,315
Esquire Financial Holdings, Inc.	1,609	73,596
ESSA Bancorp, Inc.	960	14,352
Essent Group Ltd.	6,047	283,000
Evercore, Inc. - Class A	410	50,672
EZCORP, Inc. - Class A*	16,920	141,790
Federal Agricultural Mortgage Corp. - Class C	1,728	248,383
Financial Institutions, Inc.	2,250	35,415
First BanCorp/Puerto Rico	54,950	671,489
First Bancorp/Southern Pines NC	2,224	66,164
First Bancshares, Inc.	566	14,625
First Bank/Hamilton NJ	1,170	12,145
First Busey Corp.	5,489	110,329
First Business Financial Services, Inc.	1,320	38,927
First Commonwealth Financial Corp.	21,140	267,421
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
First Community Bankshares, Inc.	1,750	$52,027
First Financial Bancorp	19,089	390,179
First Financial Corp.	1,821	59,128
First Financial Northwest, Inc.	1,360	15,463
First Foundation, Inc.	6,760	26,837
First Horizon Corp.	10,192	114,864
First Internet Bancorp	650	9,653
First Interstate BancSystem, Inc. - Class A	4,906	116,959
First Merchants Corp.	6,962	196,537
First Mid Bancshares, Inc.	1,992	48,087
Flushing Financial Corp.	4,110	50,512
FNB Corp.	38,057	435,372
Forge Global Holdings, Inc.*	15,770	38,321
FRP Holdings, Inc.*	1,070	61,600
FS Bancorp, Inc.	1,120	33,678
Fulton Financial Corp.	40,311	480,507
Genworth Financial, Inc. - Class A*	112,838	564,190
Glacier Bancorp, Inc.	2,150	67,015
Great Southern Bancorp, Inc.	2,735	138,747
Hancock Whitney Corp.	15,753	604,600
Hanmi Financial Corp.	9,080	135,564
Hanover Insurance Group, Inc.	530	59,906
Heartland Financial USA, Inc.	5,040	140,465
Heritage Commerce Corp.	6,040	50,011
Heritage Financial Corp.	1,618	26,163
Hilltop Holdings, Inc.	11,087	348,797
Hingham Institution For Savings The	70	14,923
Home Bancorp, Inc.	940	31,217
HomeStreet, Inc.	5,300	31,376
Hope Bancorp, Inc.	19,307	162,565
Horace Mann Educators Corp.	11,261	334,001
Horizon Bancorp, Inc.	3,741	38,944
Howard Hughes Corp.*	4,619	364,531
Independent Bank Corp.	2,580	43,757
Independent Bank Corp.	825	36,721
Independent Bank Group, Inc.	6,305	217,712
International Bancshares Corp.	13,035	576,147
Invesco Ltd.	4,190	70,434
Jackson Financial, Inc. - Class A	12,683	388,227
Janus Henderson Group PLC	10,032	273,372
Kearny Financial Corp.	9,692	68,329
Kemper Corp.	5,594	269,966
Kennedy-Wilson Holdings, Inc.	7,365	120,270
Lakeland Bancorp, Inc.	10,935	146,420
LCNB Corp.	1,420	20,959
Legacy Housing Corp.*	1,756	40,722
LendingClub Corp.*	16,690	162,727
Live Oak Bancshares, Inc.	2,130	56,040
LPL Financial Holdings, Inc.	240	52,183
Marcus & Millichap, Inc.	960	30,250
MBIA, Inc.*	6,290	54,346
McGrath RentCorp	2,695	249,234
Mercantile Bank Corp.	1,560	43,087
Merchants Bancorp	640	16,371
Metropolitan Bank Holding Corp.*	990	34,383

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
MGIC Investment Corp.	28,270	$446,383
Midland States Bancorp, Inc.	3,660	72,871
MidWestOne Financial Group, Inc.	1,400	29,918
Mr Cooper Group, Inc.*	14,242	721,215
National Bank Holdings Corp. - Class A	810	23,522
National Western Life Group, Inc. - Class A	510	211,936
Navient Corp.	33,364	619,903
NBT Bancorp, Inc.	700	22,295
Nelnet, Inc. - Class A	6,130	591,422
New York Community Bancorp, Inc.	88,751	997,561
NMI Holdings, Inc. - Class A*	15,117	390,321
Northeast Bank	1,190	49,587
Northfield Bancorp, Inc.	5,760	63,245
Northrim BanCorp, Inc.	1,860	73,154
Northwest Bancshares, Inc.	19,571	207,453
Oak Valley Bancorp	1,810	45,594
OceanFirst Financial Corp.	7,491	117,009
OFG Bancorp	16,040	418,323
Old National Bancorp	40,696	567,302
Old Second Bancorp, Inc.	2,780	36,307
OneMain Holdings, Inc.	2,980	130,196
Oppenheimer Holdings, Inc. - Class A	2,050	82,369
Pacific Premier Bancorp, Inc.	18,770	388,164
PacWest Bancorp[1]	4,130	33,660
Park National Corp.	185	18,929
Pathward Financial, Inc.	3,445	159,710
PCB Bancorp	3,540	52,073
Peapack-Gladstone Financial Corp.	3,435	93,020
PennyMac Financial Services, Inc.	7,127	501,099
Peoples Bancorp, Inc.	5,526	146,715
Peoples Financial Services Corp.	780	34,156
Pinnacle Financial Partners, Inc.	2,477	140,322
Piper Sandler Cos.	1,943	251,152
Popular, Inc.	9,050	547,706
PRA Group, Inc.*	4,923	112,491
Preferred Bank/Los Angeles CA	3,320	182,567
Premier Financial Corp.	5,144	82,407
Primerica, Inc.	590	116,678
Primis Financial Corp.	2,444	20,578
ProAssurance Corp.	6,915	104,347
Provident Financial Holdings, Inc.	1,180	15,246
Provident Financial Services, Inc.	20,160	329,414
QCR Holdings, Inc.	960	39,389
Radian Group, Inc.	12,515	316,379
RE/MAX Holdings, Inc. - Class A	3,229	62,191
Regional Management Corp.	3,250	99,125
Reinsurance Group of America, Inc.	199	27,599
Renasant Corp.	11,493	300,312
Republic Bancorp, Inc. - Class A	1,290	54,825
RLI Corp.	150	20,471
S&T Bancorp, Inc.	2,273	61,803
Safety Insurance Group, Inc.	1,320	94,670
Sandy Spring Bancorp, Inc.	4,031	91,423
Seacoast Banking Corp. of Florida	4,485	99,118
Selective Insurance Group, Inc.	4,194	402,414
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Shore Bancshares, Inc.	1,750	$20,230
Sierra Bancorp	2,330	39,540
Simmons First National Corp. - Class A	17,587	303,376
SiriusPoint Ltd.*	14,250	128,677
SmartFinancial, Inc.	1,270	27,318
Southside Bancshares, Inc.	1,366	35,735
SouthState Corp.	5,043	331,829
Stellar Bancorp, Inc.	3,689	84,441
Stewart Information Services Corp.	1,910	78,577
Stifel Financial Corp.	3,100	184,977
Stock Yards Bancorp, Inc.	840	38,111
StoneX Group, Inc.*	1,971	163,751
Summit Financial Group, Inc.	3,811	78,735
Texas Capital Bancshares, Inc.*	9,902	509,953
Timberland Bancorp, Inc.	1,578	40,365
Tiptree, Inc.	8,130	122,031
Tompkins Financial Corp.	1,369	76,253
Towne Bank/Portsmouth VA	2,010	46,712
TriCo Bancshares	2,193	72,808
TrustCo Bank Corp. NY	2,420	69,236
Trustmark Corp.	8,127	171,642
United Bankshares, Inc.	10,232	303,583
United Community Banks, Inc.	7,622	190,474
United Fire Group, Inc.	5,910	133,921
Unity Bancorp, Inc.	2,293	54,092
Universal Insurance Holdings, Inc.	3,740	57,708
Univest Financial Corp.	5,540	100,163
Unum Group	20,809	992,589
Valley National Bancorp	35,023	271,428
Veritex Holdings, Inc.	2,710	48,590
Walker & Dunlop, Inc.	2,454	194,087
Washington Federal, Inc.	19,450	515,814
Waterstone Financial, Inc.	1,894	27,444
Webster Financial Corp.	5,996	226,349
WesBanco, Inc.	10,891	278,919
White Mountains Insurance Group Ltd.	235	326,394
Wintrust Financial Corp.	4,344	315,461
WSFS Financial Corp.	5,851	220,700
		41,100,296
INDUSTRIAL — 18.3%
AAON, Inc.	430	40,768
AAR Corp.*	8,900	514,064
Acuity Brands, Inc.	140	22,831
Air Transport Services Group, Inc.*	4,640	87,557
Alamo Group, Inc.	640	117,702
American Woodmark Corp.*	2,530	193,216
Ampco-Pittsburgh Corp.*	11,670	37,111
Apogee Enterprises, Inc.	2,980	141,461
Applied Industrial Technologies, Inc.	490	70,967
ArcBest Corp.	8,480	837,824
Arcosa, Inc.	5,709	432,571
Ardmore Shipping Corp.	5,140	63,479
Astec Industries, Inc.	4,577	207,979
Atkore, Inc.*	1,275	198,823
Avnet, Inc.	11,156	562,820
AZEK Co., Inc.*	4,910	148,724

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
AZZ, Inc.	1,200	$52,152
Barnes Group, Inc.	9,027	380,849
Bel Fuse, Inc. - Class B	2,710	155,581
Benchmark Electronics, Inc.	10,280	265,532
Boise Cascade Co.	8,314	751,170
Brady Corp. - Class A	2,395	113,930
Clearwater Paper Corp.*	2,535	79,396
Columbus McKinnon Corp.	5,120	208,128
Comfort Systems USA, Inc.	929	152,542
Comtech Telecommunications Corp.	5,380	49,173
Concrete Pumping Holdings, Inc.*	2,760	22,163
Costamare, Inc.	20,907	202,171
Covenant Logistics Group, Inc.	3,122	136,837
DHT Holdings, Inc.	39,460	336,594
Dorian LPG Ltd.	11,100	284,715
Ducommun, Inc.*	2,007	87,445
DXP Enterprises, Inc.*	1,480	53,887
Eagle Bulk Shipping, Inc.[1]	3,680	176,787
Eagle Materials, Inc.	430	80,161
EMCOR Group, Inc.	1,068	197,345
Encore Wire Corp.	5,720	1,063,520
EnerSys	1,320	143,246
EnPro Industries, Inc.	4,415	589,535
Enviri Corp.*	8,040	79,355
Esab Corp.	7,113	473,299
ESCO Technologies, Inc.	3,051	316,175
Federal Signal Corp.	4,918	314,900
Flowserve Corp.	2,450	91,017
Fluor Corp.*	2,829	83,738
Frontdoor, Inc.*	8,130	259,347
Frontline PLC	19,544	283,974
GATX Corp.	8,215	1,057,599
Genco Shipping & Trading Ltd.	9,285	130,269
Gibraltar Industries, Inc.*	5,639	354,806
GoPro, Inc. - Class A*	12,560	51,998
Granite Construction, Inc.	8,453	336,260
Great Lakes Dredge & Dock Corp.*	11,840	96,614
Greenbrier Cos., Inc.	7,355	317,000
Greif, Inc. - Class A	5,210	358,917
Griffon Corp.	6,350	255,905
Hayward Holdings, Inc.*	9,530	122,460
Heartland Express, Inc.	2,240	36,758
Heritage-Crystal Clean, Inc.*	2,830	106,946
Hillenbrand, Inc.	2,247	115,226
Hub Group, Inc. - Class A*	9,780	785,530
Ichor Holdings Ltd.*	9,410	352,875
International Seaways, Inc.	8,614	329,399
JELD-WEN Holding, Inc.*	3,420	59,987
John Bean Technologies Corp.	500	60,650
Kennametal, Inc.	6,015	170,766
Kimball Electronics, Inc.*	6,580	181,805
Kirby Corp.*	3,478	267,632
Knowles Corp.*	16,595	299,706
Kratos Defense & Security Solutions, Inc.*	8,202	117,617
Louisiana-Pacific Corp.	1,670	125,217
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
LSB Industries, Inc.*	3,550	$34,967
LSI Industries, Inc.	5,860	73,602
Manitowoc Co., Inc.*	5,290	99,611
Marten Transport Ltd.	21,605	464,507
MasTec, Inc.*	1,810	213,526
Materion Corp.	3,984	454,973
Matson, Inc.	3,146	244,539
Mistras Group, Inc.*	6,030	46,552
Modine Manufacturing Co.*	14,142	466,969
Moog, Inc. - Class A	1,455	157,766
Mueller Industries, Inc.	4,090	356,975
MYR Group, Inc.*	3,273	452,787
National Presto Industries, Inc.	460	33,672
NL Industries, Inc.	5,450	30,139
Northwest Pipe Co.*	1,917	57,970
nVent Electric PLC	4,145	214,172
O-I Glass, Inc.*	13,045	278,250
Olympic Steel, Inc.	2,759	135,191
Overseas Shipholding Group, Inc. - Class A*	9,400	39,198
PAM Transportation Services, Inc.*	1,454	38,924
Park Aerospace Corp.	2,310	31,878
Plexus Corp.*	3,930	386,083
Powell Industries, Inc.	1,400	84,826
Primoris Services Corp.	4,580	139,553
Proto Labs, Inc.*	1,720	60,131
RBC Bearings, Inc.*	160	34,795
Regal Rexnord Corp.	3,896	599,594
Ryder System, Inc.	2,573	218,165
Ryerson Holding Corp.	6,170	267,655
Saia, Inc.*	130	44,513
Sanmina Corp.*	17,961	1,082,509
Schneider National, Inc. - Class B	5,700	163,704
Scorpio Tankers, Inc.	8,856	418,269
SFL Corp. Ltd.	3,130	29,203
SmartRent, Inc.*	7,970	30,525
Smith & Wesson Brands, Inc.	13,410	174,866
SPX Technologies, Inc.*	2,765	234,942
Standex International Corp.	910	128,738
Sterling Infrastructure, Inc.*	2,470	137,826
Stoneridge, Inc.*	1,830	34,496
Sturm Ruger & Co., Inc.	1,179	62,440
Summit Materials, Inc. - Class A*	16,108	609,688
TD SYNNEX Corp.	1,180	110,920
Teekay Corp.*	10,192	61,560
Teekay Tankers Ltd. - Class A	4,353	166,415
Terex Corp.	3,295	197,140
Thermon Group Holdings, Inc.*	3,370	89,642
Timken Co.	1,905	174,365
TimkenSteel Corp.*	11,432	246,588
TopBuild Corp.*	175	46,553
Tredegar Corp.	2,950	19,677
TriMas Corp.	6,050	166,314
Trinity Industries, Inc.	14,845	381,665
Triumph Group, Inc.*	2,860	35,378
TTM Technologies, Inc.*	32,774	455,559

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
UFP Industries, Inc.	5,790	$561,919
Vishay Intertechnology, Inc.	26,059	766,135
Watts Water Technologies, Inc. - Class A	580	106,563
Werner Enterprises, Inc.	10,110	446,660
Willis Lease Finance Corp.*	1,740	68,086
World Kinect Corp.	9,090	187,981
Worthington Industries, Inc.	2,520	175,064
		30,587,376
TECHNOLOGY — 4.6%
ACI Worldwide, Inc.*	890	20,621
Adeia, Inc.	10,399	114,493
Alpha & Omega Semiconductor Ltd.*	6,375	209,100
Amkor Technology, Inc.	36,896	1,097,656
Asure Software, Inc.*	2,730	33,197
Axcelis Technologies, Inc.*	1,243	227,879
CACI International, Inc. - Class A*	1,589	541,595
Cerence, Inc.*	5,340	156,088
Cohu, Inc.*	4,382	182,116
Computer Programs and Systems, Inc.*	1,150	28,394
Conduent, Inc.*	11,320	38,488
Consensus Cloud Solutions, Inc.*	746	23,126
Digi International, Inc.*	5,865	231,022
Diodes, Inc.*	1,457	134,758
Donnelley Financial Solutions, Inc.*	460	20,944
Ebix, Inc.	3,150	79,380
ExlService Holdings, Inc.*	200	30,212
Grid Dynamics Holdings, Inc.*	1,810	16,743
Health Catalyst, Inc.*	2,040	25,500
Insight Enterprises, Inc.*	6,565	960,722
Integral Ad Science Holding Corp.*	1,200	21,576
IPG Photonics Corp.*	1,545	209,842
Kaleyra, Inc.*	11,580	78,049
KBR, Inc.	1,186	77,161
Kulicke & Soffa Industries, Inc.	3,438	204,389
Maximus, Inc.	480	40,565
NetScout Systems, Inc.*	10,765	333,177
ON24, Inc.	2,060	16,727
Onto Innovation, Inc.*	2,049	238,647
Parsons Corp.*	2,320	111,685
Photronics, Inc.*	13,193	340,247
Playstudios, Inc.*	8,270	40,606
PubMatic, Inc. - Class A*	760	13,893
Rambus, Inc.*	5,125	328,871
Richardson Electronics Ltd./United States	3,920	64,680
Semtech Corp.*	1,526	38,852
SMART Global Holdings, Inc.*	1,670	48,447
Super Micro Computer, Inc.*	3,426	853,930
Ultra Clean Holdings, Inc.*	4,090	157,301
Veradigm, Inc.*	18,109	228,173
Vishay Precision Group, Inc.*	2,480	92,132
Xerox Holdings Corp.	1,520	22,633
		7,733,617
UTILITIES — 0.9%
American States Water Co.	1,160	100,920
Avista Corp.	2,616	102,730
	Number of Shares	Value
COMMON STOCKS (Continued)
UTILITIES (Continued)
Black Hills Corp.	750	$45,195
California Water Service Group	582	30,049
Chesapeake Utilities Corp.	625	74,375
IDACORP, Inc.	640	65,664
MGE Energy, Inc.	1,554	122,937
New Jersey Resources Corp.	2,626	123,947
Northwest Natural Holding Co.	2,050	88,253
NRG Energy, Inc.	3,300	123,387
ONE Gas, Inc.[1]	3,110	238,879
Ormat Technologies, Inc.	1,491	119,966
Otter Tail Corp.	1,951	154,051
Portland General Electric Co.	470	22,010
SJW Group	1,310	91,844
Unitil Corp.	588	29,817
		1,534,024
TOTAL COMMON STOCKS
(Cost $113,740,396)		158,651,518
EXCHANGE-TRADED FUNDS — 2.0%
Direxion Daily Homebuilders & Supplies Bull 3x Shares ETF	6,495	494,594
Direxion Daily Regional Banks Bull 3x Shares - Class USD ETF	1,707	92,298
Direxion Daily Retail Bull 3X Shares ETF	27,970	196,349
Direxion Daily Small Cap Bull 3X Shares ETF[1]	23,509	829,633
iShares Russell 2000 Value ETF	6,015	846,912
SPDR S&P Regional Banking ETF	19,953	814,681
VanEck Oil Services ETF[1]	500	143,800
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,861,293)		3,418,267
PREFERRED STOCKS — 0.1%
CONSUMER, CYCLICAL — 0.1%
Qurate Retail, Inc. 8.00%, 3/15/2031[3]	274	10,280
WESCO International, Inc. 10.63%[3,4,5]	5,008	133,814
		144,094
INDUSTRIAL — 0.0%
Steel Partners Holdings LP 6.00%, 2/7/2026[3]	1,855	43,222
TOTAL PREFERRED STOCKS
(Cost $188,490)		187,316
WARRANTS — 0.0%
BASIC MATERIALS — 0.0%
Resolute Forest Products, Inc., Expiration Date: December 31, 2025*[2]	12,820	—

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2023 (Unaudited)

	Number of Shares	Value
WARRANTS (Continued)
CONSUMER, NON-CYCLICAL — 0.0%
Akouos, Inc., Expiration Date: December 5, 2024*[2]	5,159	$—
Jounce Therapeutics, Inc., Expiration Date: December 31, 2025*[2]	18,810	—
		—
TOTAL WARRANTS
(Cost $0)		—
MONEY MARKET INVESTMENTS — 5.4%
Federated Treasury Obligations Fund - Class Institutional, 4.88%[4,6]	500,000	500,000
Fidelity Institutional Government Portfolio - Class I, 4.92%[4]	3,913,468	3,913,468
Invesco Government & Agency Portfolio, 5.05%[4,7]	4,581,997	4,581,997
TOTAL MONEY MARKET INVESTMENTS
(Cost $8,995,465)		8,995,465
TOTAL INVESTMENTS — 102.2%
(Cost $125,785,644)		171,252,566
Liabilities less other assets — (2.2)%		(3,763,083)
TOTAL NET ASSETS — 100.0%		$167,489,483

LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
*Non-income producing security.
[1]All or a portion of shares are on loan. Total loaned securities had a fair value of $4,478,481 at June 30, 2023.
[2]Security valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Value determined using significant unobservable inputs.
[3]Callable.
[4]Variable rate security; the rate shown represents the rate at June 30, 2023.
[5]Perpetual security; maturity date is not applicable.
[6]All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $500,000 at June 30, 2023.
[7]Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $4,581,997 at June 30, 2023.